The Sentinel Funds

Class A, Class C, Class S and Class I

Supplement dated March 15, 2012

to the Prospectus dated March 30, 2011, as supplemented to date

Effective March 29, 2012 (the “Effective Date”), the following changes will be effective with respect to Sentinel Group Funds, Inc. (the “Funds”).

Sales Charges, Financial Intermediary Compensation and CDSC Schedules for Class A Shares

On the Effective Date, the following sales charge, financial intermediary compensation and Contingent Deferred Sales Charge (“CDSC”) schedules will apply to Class A shares of the Funds as indicated:

Class A Shares of Balanced, Capital Growth, Common Stock, Conservative Strategies, Growth Leaders, International Equity, Mid Cap, Mid Cap II, Small Company, Sustainable Core Opportunities and Sustainable Mid Cap Opportunities Funds:

	Sales charge as a percentage of:		Dealer Reallowance
Invested Assets	Offering Price	Net Amount Invested
$0 to $24,999	5.00%	5.26%	4.50%
$25,000 to $49,999	4.50%	4.71%	4.25%
$50,000 to $99,999	4.00%	4.17%	3.75%
$100,000 to $249,999	3.00%	3.10%	2.75%
$250,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 and over	0.00%	0.00%	0(1)

(1) Distributor may pay the following compensation to securities dealers who initiate purchases of Class A shares of $1 million or more.  However, if shares are redeemed prior to 12 months after the date of purchase, they will be subject to a CDSC of 1% unless a CDSC waiver applies.

Invested Assets (based on ROA)	Compensation
for the portion up to and including $2 million	1.00%
for the portion of the order exceeding $2 million up to and including $4 million	0.70%
for the portion exceeding $4 million	0.50%

Class A Shares of Government Securities and Total Return Bond Funds:

	Sales charge as a percentage of:		Dealer Reallowance
Invested Assets	Offering Price	Net Amount Invested
$0 to $99,999	2.25%	2.30%	2.00%
$100,000 to $249,999	1.75%	1.78%	1.50%
$250,000 to $499,999	1.25%	1.27%	1.00%
$500,000 and over	0.00%	0.00%	0(2)

(2) Distributor may pay the following commission to securities dealers who initiate purchases of Class A shares of $500,000 or more.  However, if shares are redeemed prior to 12 months after the date of purchase, they will be subject to a CDSC of .50% unless a CDSC waiver applies.

Invested Assets (based on ROA)	Compensation
for the portion up to and including $2.5 million	0.50%
for the portion of the order exceeding $2.5 million up to and including $15 million	0.25%
for the portion exceeding $15 million	0.15%

Class A Shares of Short Maturity Government Fund:

	Sales charge as a percentage of:		Dealer Reallowance
Invested Assets	Offering Price	Net Amount Invested
$0 to $999,999	1.00%	1.01%	.75%
$1,000,000 and over	0.00%	0.00%	0(3)

(3) Distributor may pay the following commission to securities dealers who initiate purchases of Class A shares of $1 million or more.  However, if shares are redeemed prior to 12 months after the date of purchase, they will be subject to a CDSC of .50% unless a CDSC waiver applies.

Invested Assets (based on ROA)	Compensation
for the portion up to and including $2 million	0.50%
for the portion of the order exceeding $2 million up to and including $4 million	0.35%
for the portion of the order exceeding $4 million	0.25%

Sentinel Conservative Strategies Fund – Reduction in Investment Minimums

On the Effective Date, the initial investment minimum for non-retirement accounts held in Class A or Class C shares of the Sentinel Conservative Strategies Fund will be reduced from $5,000 to $1,000.  The investment minimum for subsequent investments in non-retirement accounts held in Class A or Class C shares will be reduced from $100 to $50.  In addition, the investment minimum for automatic investment plans in Class A or Class C shares will be reduced from $100 to $50.

Portfolio Manager Changes

The following portfolio manager changes will become effective on the Effective Date:

Jason Doiron, Senior Vice President with Sentinel Asset Management, Inc., (“Sentinel”) will be a portfolio manager on the Sentinel Balanced, Sentinel Government Securities and Sentinel Short Maturity Government Funds.

Dan Manion, Senior Vice President with Sentinel, will be named lead portfolio manager on the Sentinel Balanced Fund.

Stacey Ho, Vice President with Sentinel, will no longer be a portfolio manager on the Sentinel International Equity Fund.